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NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.






                                                   Semi-Annual Report
                                                    October 31, 1996
                                                       (Unaudited)



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

--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 1996 through October 31, 1996.

The Fund had net assets of $267,565,517 and 2,595 active shareholders as of October 31, 1996.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff

Steven W. Duff
President






--------------------------------------------------------------------------------

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1996
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Tax Exempt Investments (20.92%)
---------------------------------------------------------------------------------------------------------------------------------
$ 7,450,000   Averill Park, NY CSD(c)                                         05/08/97    3.70%   $  7,459,209
  4,500,000   Central Islip,UFSD TAN (Suffolk County) (c)                     06/30/97    3.99       4,512,840
  2,950,000   Dutchess County, NY BAN - Series B (c)                          02/28/97    3.09       2,953,251
  1,700,000   Dutchess County, NY BAN City of Beacon (c)                      06/05/97    3.75       1,700,483
  5,000,000   Freeport, NY CSD (c)
              LOC State Street Bank & Trust Co.                               06/30/97    3.94       5,015,692
  3,000,000   NYC GO - Series B (c)
              Escrowed in U.S. Treasury Securities                            12/01/96    3.03       3,055,974
  1,115,000   New York Medical Care Finance Agency RB
              (Mental Health Services Facility) - Series A
              MBIA Insured                                                    02/15/97    3.29       1,118,917     Aaa        AAA
  7,200,000   Rockland County, NY Sewer BAN (c)                               03/07/97    3.18       7,209,147
  3,640,000   South Jefferson CSD (c)
              (Jefferson, Lewis & Oswego Counties, NY)                        06/20/97    4.00       3,644,412
 10,000,000   Suffolk County, NY Brentwood UFSD TAN (c)                       06/30/97    4.04      10,025,326
  1,140,000   Village of Limestone, Cattaraugus County, NY (c)
              Water System BAN                                                07/25/97    4.04       1,142,331
  8,130,000   Westchester County, NY GO - Series A                            12/15/96    3.43       8,140,464     Aaa        AAA
-----------                                                                                        -----------
 55,825,000   Total Other Tax Exempt Investments                                                    55,978,046
-----------                                                                                        -----------
Other Variable Rate Demand Instruments (b) (64.98%)
---------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Counties of Warren & Washington IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC First National Bank of Chicago                              12/01/14    3.70%   $  5,000,000                A1
  3,000,000   Franklin County, NY IDA IDRB (Kes Chatauqua Project)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       07/01/21    3.55       3,000,000                A1
  1,185,000   Glen Falls, NY IDA IDRB (Broad Street Plaza)
              LOC Fleet National Bank                                         12/01/06    3.55       1,185,000     P1         A1
  1,000,000   Islip, NY IDA Brentwood (c)
              LOC Fleet National Bank                                         05/01/09    3.50       1,000,000
  1,580,000   Metropolitan Museum of Art
              (Dormitory Authority of New York) RB - Series 1993              07/01/15    3.45       1,580,000     VMIG-1     A1+
  6,800,000   Metropolitan Transportation Authority - Series 1991A
              LOC Morgan Guaranty/BK of Tokyo/Mitsubishi Bk/
              Sumitomo Bk/Industrial Bk of Japan/Natwest                      07/01/21    3.50       6,800,000     VMIG-1     A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$   470,000   Monroe County, NY IDA IDRB (Brazil Merk Partnership)
              LOC Fleet National Bank                                         01/01/06    4.00%   $    470,000     P1         A1
  1,000,000   Nassau County, Manhassett (c)
              LOC Bankers Trust Company                                       12/01/99    3.50       1,000,000
  1,000,000   New York City GO 1993 - Series E-3
              LOC Morgan Guaranty Trust Company                               08/01/23    3.65       1,000,000     VMIG-1     A1+
  2,700,000   New York City Trust Cultural Resource RB (Jewish Museum)
              LOC Sumitomo Bank, Ltd.                                         12/01/21    3.65       2,700,000     VMIG-1     A1
  2,300,000   New York City Trust Cultural Resource RB
              (Museum of Broadcasting)
              LOC Sumitomo Bank, Ltd.                                         05/01/14    3.55       2,300,000     VMIG-1     A1
  5,100,000   New York City, NY - Subseries E-4
              LOC State Street Bank & Trust Co.                               08/01/21    3.65       5,100,000     VMIG-1     A1+
  1,100,000   New York City, NY GO - Series B-5
              MBIA Insured                                                    08/15/22    3.50       1,100,000     VMIG-1     A1+
  1,300,000   New York City, NY GO Bond - Series B
              FGIC Insured                                                    10/01/22    3.65       1,300,000     VMIG-1     A1+
  3,200,000   New York City, NY GO Bond - Series E-2
              LOC Morgan Guaranty Trust Company                               08/01/20    3.65       3,200,000     VMIG-1     A1+
  1,000,000   New York City, NY GO Bond - Subseries E-5
              LOC Morgan Guaranty Trust Company                               08/01/19    3.65       1,000,000     VMIG-1     A1+
  1,000,000   New York City, NY GO Bond - Subseries E-5
              LOC Morgan Guaranty Trust Company                               08/01/18    3.65       1,000,000     VMIG-1     A1+
  2,000,000   New York City, NY HDC (East 17th St.) - Series A
              LOC Chase Manhattan Bank, N.A.                                  01/01/23    3.60       2,000,000                A1+
  6,500,000   New York City, NY HDC (East 96th St.) - Series 1990A
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       08/01/15    3.35       6,500,000     VMIG-1
  3,000,000   New York City, NY HDC
              (Upper Fifth Avenue Project) - Series 1989A
              LOC Bankers Trust Company                                       01/01/16    3.30       3,000,000     VMIG-1
    500,000   New York City, NY IDA (National Audubon Society)
              LOC Swiss Bank Corp.                                            12/01/14    3.45         500,000                A1+
 11,100,000   New York City, NY IDA (Nippon Cargo Airlines Company)
              LOC Industrial Bank of Japan, Ltd.                              11/01/15    4.15      11,100,000                A1+
  1,100,000   New York City, NY IDA IDRB Japan Airlines Company
              LOC Morgan Guaranty Trust Company                               11/01/15    3.85       1,100,000                A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$ 5,200,000   New York City, NY IDRB (Airport Project) - Series 1985
              LOC Bayerische Landesbank Girozentrale                          04/01/00    3.45%   $  5,200,000     P1         A1+
  1,300,000   New York State Dormitory Authority RB
              LOC Wachovia Bank & Trust Co., N.A.                             07/01/23    3.55       1,300,000     VMIG-1
  5,000,000   New York State Dormitory Authority RB
              (Oxford University Press) (c)
              LOC Landesbank Hessen                                           07/01/25    3.45       5,000,000
  4,200,000   New York State ERDA PCRB
              (Central Hudson Gas & Electric) - Series A
              LOC Morgan Guaranty Trust Company                               11/01/20    3.25       4,200,000     P1
  2,000,000   New York State ERDA PCRB
              (Central Hudson Gas & Electric) - Series B
              LOC Deutsche Bank A.G.                                          11/01/20    3.35       2,000,000     P1         A1+
  1,400,000   New York State ERDA PCRB (Niagara Mohawk Power Corp.)
              LOC Toronto-Dominion Bank                                       12/01/25    3.60       1,400,000     P1
  2,000,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corp.) - Series 1988A
              LOC Morgan Guaranty Trust Company                               12/01/23    3.70       2,000,000                A1+
  9,450,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                          12/01/25    3.60       9,450,000     P1
  2,400,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A (c)
              LOC Toronto-Dominion Bank                                       03/01/27    3.80       2,400,000
 10,700,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series B
              LOC Toronto-Dominion Bank                                       12/01/26    3.70      10,700,000     P1
  2,700,000   New York State ERDA PCRB
              (Rochester Gas & Electric) - Series 1984
              LOC The Bank of New York                                        10/01/14    3.50       2,700,000     P1
    505,000   New York State JDA                                              03/01/05    3.80         505,000     VMIG-1
    685,000   New York State JDA - Series D
              LOC Sumitomo Bank, Ltd.                                         03/01/99    3.60         685,000     VMIG-1     A1
    800,000   New York State JDA - Series G
              LOC Sumitomo Bank, Ltd.                                         03/01/99    3.60         800,000     VMIG-1     A1
  3,300,000   New York State JDA Special Purpose RB                           03/01/02    3.80       3,300,000     VMIG-1     A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$ 12,400,000  New York State (LGAC)
              LOC Credit Suisse/Swiss Bank/Union Bank of Switzerland          04/01/22    3.45%   $ 12,400,000     VMIG-1     A1+
   4,900,000  New York State (LGAC) - Series E
              LOC Canadian Imperial Bank of Commerce                          04/01/25    3.50       4,900,000     VMIG-1     A1+
   4,900,000  New York State (LGAC) - Series G
              LOC National Westminster Bank PLC                               04/01/25    3.40       4,900,000     VMIG-1     A1+
   5,800,000  New York State (LGAC) RB - Series 1994B
              LOC Swiss Bank Corp.                                            04/01/23    3.40       5,800,000     VMIG-1     A1+
   8,000,000  New York State Medical Care Facilities Financial Authority
              LOC Chase Manhattan Bank, N.A.                                  11/01/15    3.45       8,000,000     VMIG-1
   1,400,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                  11/01/03    3.50       1,400,000     VMIG-1
   6,700,000  Oswego County, NY IDA PCRB
              (Philip Morris Companies Incorporated)                          12/01/08    3.50       6,700,000     P1         A1
   1,000,000  Port Authority of New York & New Jersey
              Special Obligation RB (Versatile Structure)                     04/01/24    3.65       1,000,000     VMIG-1     A1+
     500,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       12/01/15    3.55         500,000                A1
     500,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/97    3.75         500,000     P1         A1+
     500,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/96    3.75         500,000     P1         A1+
     500,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/98    3.75         500,000     P1         A1+
     500,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/99    3.75         500,000     P1         A1+
     500,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/00    3.75         500,000     P1         A1+
     200,000  Southeast, NY IDA (1989 Unilock, NY)
              LOC First National Bank of Chicago                              11/01/01    3.75         200,000     P1         A1+
   7,000,000  Suffolk County, NY IDA
              (Nissequogue Cogen Partners) - Series 1993
              LOC Toronto-Dominion Bank                                       12/15/23    3.55       7,000,000     VMIG-1     A1+
   4,000,000  Suffolk County, NY Water Authority BAN                          12/21/99    3.45       4,000,000     VMIG-1
 -----------                                                                                       -----------
 173,875,000  Total Other Variable Rate Demand Instruments                                         173,875,000
 -----------                                                                                       -----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Put Bonds (d) (4.57%)
---------------------------------------------------------------------------------------------------------------------------------
$   350,000   Fulton County, NY IDA (LCM Properties Realty Trust) (c)
              LOC The Bank of New York                                        06/15/97    3.95%   $    350,000
  5,000,000   New York State ERDA (Rochester Gas & Electric)
              LOC Credit Suisse                                               11/15/96    3.75       5,000,000     Aa2
  6,865,000   New York State ERDA PCRB (Long Island Lighting Co.)
              LOC Deutsche Bank A.G.                                          03/01/97    3.25       6,865,000     VMIG-1
-----------                                                                                        -----------
 12,215,000   Total Put Bonds                                                                       12,215,000
-----------                                                                                        -----------
Tax Exempt Commercial Paper (1.87%)
---------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New York City, NY GO
              MBIA Insured                                                    12/30/96    3.45%   $  5,000,000     VMIG-1     A1+
-----------                                                                                        -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                      5,000,000
-----------                                                                                        -----------
Variable Rate Demand Instruments - Participations (b) (3.29%)
---------------------------------------------------------------------------------------------------------------------------------
$   193,348   Auburn, NY IDA IDRB
              (Bo-Mer Manufacturing Company Incorporated)
              LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.36         193,348     P1         A1
    285,000   BSE Corporation Project
              LOC Chase Manhattan Bank, N.A.                                  07/01/01    5.36         285,000     P1         A1
    319,957   Centennial Associates/W & H Stampings, Incorporated
              LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.36         319,957     P1         A1
    275,863   Datagraphic Incorporated
              LOC Chase Manhattan Bank, N.A.                                  10/01/98    5.36         275,863     P1         A1
  1,470,000   Executive Square Business Park
              LOC Chase Manhattan Bank, N.A.                                  06/01/01    5.36       1,470,000     P1         A1
    224,137   Faden Paper Supply Company
              LOC Chase Manhattan Bank, N.A.                                  01/01/00    5.36         224,137     P1         A1
     26,666   Ferrara Brothers Building Materials Corporation - Series 1981
              LOC Chase Manhattan Bank, N.A.                                  01/01/97    5.36          26,666     P1         A1
    761,400   GL II Associates
              LOC Chase Manhattan Bank, N.A.                                  01/01/99    5.36         761,400     P1         A1
  1,627,500   Giaquinto Joint Venture
              LOC Chase Manhattan Bank, N.A.                                  07/01/02    5.36       1,627,500     P1         A1
    282,623   I.G. Federal Electric Supply Corporation 1984
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.36         282,623     P1         A1
    521,720   Metro Seliger Industries, Incorporated 1984
              LOC Chase Manhattan Bank, N.A.                                  08/10/99    5.36         521,720     P1         A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Variable Rate Demand Instruments - Participations (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$   203,440   Nassau County, NY IDA IDRB
              (Steven Klein/Normandie Metal Fabricators)
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.36%   $    203,440     P1         A1
    213,304   New York City, IDA IDRB
              (Precision Plating Incorporated)
              LOC Chase Manhattan Bank, N.A.                                  09/01/00    5.36         213,304     P1         A1
    385,591   New York City, NY
              (Seybert-Nicholas Printing Corporation/Kenner Printing)
              LOC Chase Manhattan Bank, N.A.                                  06/01/00    5.36         385,591     P1         A1
    155,555   New York City, NY IDA IDRB
              (Abigail Press, Incorporated Project)
              LOC Chase Manhattan Bank, N.A.                                  02/01/99    5.36         155,555     P1         A1
     22,500   New York City, NY IDA IDRB
              (Zaro's Bakeshop Incorporated)
              LOC Chase Manhattan Bank, N.A.                                  11/01/96    5.36          22,500     P1         A1
    192,750   One Crouse Medical Plaza
              LOC Chase Manhattan Bank, N.A.                                  12/10/98    5.36         192,750     P1         A1
  1,105,000   Penn-Plax Plastics, Nassau County
              LOC Dai-Ichi Kangyo Bank, Ltd.                                  01/01/00    5.36       1,105,000     P1         A1
     45,000   Ram Realty Company Project
              LOC The Bank of New York                                        02/01/99    4.95          45,000     P1         A1
    396,638   Texpak Incorporated Project
              LOC Chase Manhattan Bank, N.A.                                  01/01/01    5.36         396,638     P1         A1
     89,305   Ulster County, NY IDA IDRB
              (Fin Pan Incorporated Project)
              LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.36          89,305     P1         A1
-----------                                                                                        -----------
  8,797,297   Total Variable Rate Demand Instruments - Participations                                8,797,297
-----------                                                                                        -----------
Variable Rate Demand Instruments - Private Placements (b) (3.55%)
---------------------------------------------------------------------------------------------------------------------------------
$   573,635   Adirondack Transit Lines
              LOC Key Bank, N.A.                                              02/01/01    4.95%   $    573,635     P1         A1
  6,500,000   Blazer Real Estate 1990
              LOC Union Bank of Switzerland                                   09/01/21    5.36       6,500,000     P1         A1
    270,750   J. Treffiletti & Sons
              LOC Key Bank, N.A.                                              09/01/00    4.95         270,750     P1         A1
    900,000   Rockland County, NY IDA
              (Bendix Mouldings Incorporated Project) - Series 1985 (c)
              LOC Standard Chartered Bank                                     12/01/01    4.95         900,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1996
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Variable Rate Demand Instruments - Private Placements (b) (Continued)
---------------------------------------------------------------------------------------------------------------------------------
$   303,750   Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                              07/01/15    4.95%   $    303,750     P1         A1
    948,750   Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                              04/01/16    4.95         948,750     P1         A1
-----------                                                                                        -----------
  9,496,885   Total Variable Rate Demand Instruments - Private Placements                            9,496,885
-----------                                                                                        -----------
              Total Investments (99.18%) (Cost $265,362,228+)                                      265,362,228
              Cash and Other Assets, Net of Liabilities (0.82%)                                      2,203,289
                                                                                                   -----------
              Net Assets (100.00%)                                                                $267,565,517
                                                                                                   ===========
              Net asset value, offering and redemption price per share:
              Class A shares, 267,559,456 shares outstanding (Note 3)                             $       1.00
                                                                                                   ===========
              Class B shares, 8,315 shares outstanding (Note 3)                                   $       1.00
                                                                                                   ===========

              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.
(d)   The maturity date indicated is the next put date.

KEY:
     BAN       =   Bond Anticipation Note                         LGAC      =    Local Government Assistance Corporation
     CSD       =   Central School District                        PCFA      =    Pollution Control Financial Authority
     ERDA      =   Energy and Research Development Authority      PCRB      =    Pollution Control Revenue Bond
     GO        =   Government Obligation                          RAN       =    Revenue Anticipation Note
     HDC       =   Housing Development Corporation                RB        =    Revenue Bond
     IDA       =   Industrial Development Authority               TAN       =    Tax Anticipation Note
     IDRB      =   Industrial Development Revenue Bond            UFSD      =    Unified School District
     JDA       =   Job Development Authority

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996
(UNAUDITED)
===============================================================================

INVESTMENT INCOME

Income:

   Interest..............................................................                      $    5,016,224
                                                                                                -------------

Expenses: (Note 2)
   Investment management fee.............................................                             421,022
   Administration fee....................................................                             294,716
   Shareholder servicing fee (Class A)...................................                             280,681
   Custodian expenses....................................................                              10,699
   Shareholder servicing and
       related shareholder expenses......................................                             100,274
   Legal, compliance and filing fees.....................................                              11,964
   Audit and accounting..................................................                              31,124
   Directors' fees and expenses..........................................                               7,500
   Other expenses........................................................                               6,541
                                                                                                -------------
       Total expenses....................................................                           1,164,521
       Less: Expenses paid indirectly....................................                     (       13,377)
                                                                                                -------------
                  Net expenses...........................................                           1,151,144
                                                                                                -------------
Net investment income....................................................                           3,865,080





REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................                              -0-
                                                                                                 -------------
Increase in net assets from operations...................................                       $    3,865,080
                                                                                                 =============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================

                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 1996             Ended
                                                                        (Unaudited)         April 30, 1996
                                                                         ---------          --------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $     3,865,080         $   8,266,259
    Net realized gain (loss) on investments.......................          --                       --
                                                                     ---------------         -------------
    Increase in net assets from operations........................         3,865,080             8,266,259
Dividends to shareholders from net investment income
    Class A.......................................................  (      3,865,070)*       (   8,266,259)*
    Class B.......................................................  (             10)*               --
Capital share transactions (Note 3)
    Class A.......................................................  (     15,810,841)           28,946,430
    Class B.......................................................             8,315                 --
                                                                     ---------------         -------------
        Total increase (decrease).................................  (     15,802,526)           28,946,430
Net assets:
    Beginning of period...........................................       283,368,043           254,421,613
                                                                     ---------------         -------------
    End of period.................................................   $   267,565,517         $ 283,368,043
                                                                     ===============         =============

*    Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the lesser of (i) 1 1/2% of the Fund's average net assets or (ii) the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the period ended October 31, 1996.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $60,213 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $13,377.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock
At October 31, 1996, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $267,566,082. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1996                       April 30, 1996
                                               ----------------                       --------------
Class A
Sold                                             226,847,440                         452,103,464
Issued on reinvestment of dividends.......         3,476,004                           7,544,314
Redeemed..................................    (  246,134,285)                     (  430,701,348)
                                               -------------                       -------------
Net increase (decrease)...................    (   15,810,841)                         28,946,430
                                               =============                       =============
                                               October 10, 1996
                                          (Commencement of Sales) to
                                               October 31, 1996
                                               ----------------
Class B
Sold......................................             8,312                             --
Issued on reinvestment of dividends.......                 3                             --
Redeemed..................................              --                               --
                                               -------------                       -------------

Net increase (decrease)...................             8,315                             --
                                               =============                       =============

4. Sales of Securities

Accumulated undistributed realized losses at October 31, 1996 amounted to $565. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2002.

5. Concentration of Credit Risk
The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 72% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------






===============================================================================

6. Selected Financial Information


CLASS A                                      Six Months                             Year Ended April 30,
-------                                        Ended          ----------------------------------------------------------------------
                                          October 31, 1996       1996            1995          1994           1993           1992
                                          ----------------    ----------      ----------    ----------     ----------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..         $  1.000        $ 1.000         $ 1.000       $ 1.000        $ 1.000        $  1.000
                                               --------        -------         -------       -------        -------        --------
Income from investment operations:
    Net investment income.............            0.014          0.030           0.027         0.018          0.023           0.037
Less distributions:
    Dividends from net investment income         (0.014)       ( 0.030)        ( 0.027)      ( 0.018)       ( 0.023)       (  0.037)
                                               --------        -------         -------       -------        -------        --------
Net asset value, end of period........         $  1.000        $ 1.000         $ 1.000       $ 1.000        $ 1.000        $  1.000
                                               ========        =======         =======       =======        =======        ========
Total Return..........................            2.80%*         3.08%           2.74%         1.84%          2.28%           3.73%
Ratios/Supplemental Data
Net assets, end of period (000).......         $267,557       $283,368        $254,422      $218,348       $210,486        $202,291
Ratios to average net assets:
    Expenses..........................            0.83%*(a)      0.84%           0.87%         0.89%          0.89%           0.87%
    Net investment income.............            2.75%*         3.02%           2.71%         1.82%          2.25%           3.63%

                                        October 10, 1996
                                    (Commencement of Sales) to
CLASS B                                 October 31, 1996
-------                                 ----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..         $  1.000
                                               --------
Income from investment operations:
    Net investment income.............            0.002
Less distributions:
    Dividends from net investment income         (0.002)
                                               --------
Net asset value, end of period........         $  1.000
                                               ========
Total Return..........................            3.12%*
Ratios/Supplemental Data
Net assets, end of period (000).......         $      8
Ratios to average net assets:
    Expenses..........................            0.61%*(a)
    Net investment income.............            3.08%*

* Annualized
(a)  Includes expense offsets equivalent to 0.01% of average net assets.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian, Transfer Agent
& Dividend Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105



-------------------------------------------------------------------------------